UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31,

Date of reporting period:  SEPTEMBER 30, 2009



ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED SEPTEMBER 30, 2009


                       USAA New York Money Market Fund



[LOGO OF USAA]
   USAA(R)

                                    [GRAPHIC OF USAA NEW YORK MONEY MARKET FUND]

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       SEMIANNUAL REPORT
       USAA NEW YORK MONEY MARKET FUND
       SEPTEMBER 30, 2009

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

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FUND OBJECTIVE

HIGH LEVEL OF CURRENT INTEREST INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX AND NEW YORK STATE AND NEW YORK CITY PERSONAL INCOME TAXES AND A FURTHER OBJECTIVE OF PRESERVING CAPITAL AND MAINTAINING LIQUIDITY.

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TYPES OF INVESTMENTS

Invests in high-quality New York tax-exempt securities with remaining maturities of 397 days or less.

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TABLE OF CONTENTS

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PRESIDENT'S MESSAGE                                                            2

MANAGERS' COMMENTARY                                                           4

INVESTMENT OVERVIEW                                                            7

FINANCIAL INFORMATION

  Portfolio of Investments                                                    12

  Notes to Portfolio of Investments                                           16

  Financial Statements                                                        17

  Notes to Financial Statements                                               20

EXPENSE EXAMPLE                                                               28

ADVISORY AGREEMENT                                                            30

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2009, USAA. All rights reserved.

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

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PRESIDENT'S MESSAGE

"WHEN SELECTING A SPECIFIC SECURITY, WE
STRIVE TO FIND A GOLDEN MEAN BETWEEN THE         [PHOTO OF CHRISTOPHER W. CLAUS]
LEVEL OF INCOME, THE CREDIT RISK OF THE
ISSUER, AND THE PRICE VOLATILITY OF THE BOND."

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OCTOBER 2009

The reversal in investor sentiment -- from the extreme pessimism of late 2008 to the optimism of 2009 -- has been remarkable.

During 2008, the municipal bond market suffered one of its worst selloffs in history. "Credit spreads," the risk premium between the yield of an investment-grade tax-exempt bond and a comparable U.S. Treasury, widened dramatically amid poor liquidity conditions and distressed selling. Economic conditions deteriorated and unemployment increased. Accordingly, tax revenues declined; however, most municipalities had the political will to address their budgetary challenges and protect their credit standing.

Investors rediscovered the value of municipal securities -- attractive after-tax yields -- beginning in January 2009. The result was strong demand: prices rebounded and yields dropped as credit spreads contracted toward historical norms. (A bond's yield moves in the opposite direction of its price.)

Yields on tax-exempt money markets also declined as the Federal Reserve (the
Fed), in an effort to stimulate the economy, cut short-term interest rates nearly to zero. I expect Fed governors to keep rates at these levels until they see evidence of a sustained economic recovery. Consequently, money market yields are unlikely to increase until at least the second half of next year.

At the time of this writing, the economy appears to have stabilized. Housing prices and manufacturing have both shown signs of improvement.

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2  | USAA NEW YORK MONEY MARKET FUND

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Corporate earnings have generally exceeded expectations, but much of the earnings were achieved by cost cutting and inventory reduction. For an economic recovery to take hold, companies must see top line revenue growth, and that depends on the consumer. Unfortunately, the unemployment rate appears to be weighing down consumer confidence. As a result, I expect the economy to experience an extended period of slow growth before it regains its full health.

In the meantime, the after-tax yields on municipal bonds remain attractive. Their tax-exempt status may become even more appealing if the federal and state governments raise taxes.

At USAA, we remain confident in our approach to managing your municipal bond and money market investments. Our primary objective is to distribute a high level of tax-free interest without undue risk of principal. When selecting a specific security, we strive to find a golden mean between the level of income, the credit risk of the issuer, and the price volatility of the bond. Our portfolio managers are supported by a fixed-income research team of experienced analysts. As always, we continue to avoid bonds that are subject to the alternative minimum tax for individuals.

During this uncertain period, like in any other, we encourage our members to be diversified. You also should have an investment plan that meets your individual goals, risk tolerance, and time horizon. Municipal bond prices may have risen, but it is important to remember that the driver of long-term fixed-income performance is the compounding interest of the bonds we hold.

Thank you for your trust in us. We appreciate the opportunity to serve your investment needs.

Sincerely,

/S/ CHRISTOPHER W. CLAUS

Christopher W. Claus
President and Vice Chairman of the Board
USAA Mutual Funds Trust

Diversification does not guarantee a profit or prevent a loss.

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                                                        PRESIDENT'S MESSAGE |  3

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MANAGERS' COMMENTARY ON THE FUND

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[PHOTO OF JOHN C. BONNELL]                           [PHOTO OF DALE R. HOFFMANN]
   JOHN C. BONNELL, CFA                                 DALE R. HOFFMANN
   USAA Investment                                      USAA Investment
   Management Company                                   Management Company

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o HOW DID THE USAA NEW YORK MONEY MARKET FUND (THE FUND) PERFORM FROM APRIL 1,
  2009, TO SEPTEMBER 30, 2009?

  The Fund performed well for the reporting period ended September 30, 2009. The Fund had a return of 0.29%, compared to an average return of 0.09% for the New York tax-exempt money market funds category, according to iMoneyNet, Inc. During the reporting period, the Fund ranked 3 out of 68 funds for the category. Rankings are based on six-month net compound unannualized returns.

o WHAT WERE THE MARKET CONDITIONS?

  To maintain liquidity in the markets, the Federal Reserve (the Fed) held the federal funds target rate at a range between 0% and 0.25% throughout the reporting period. The economy showed signs of improvement, suggesting the worst of the recession might be over.

  Yields on short-term tax-exempt securities dropped as demand overwhelmed supply. Investors flocked to the safety of money market funds, apparently content to remain on the sidelines until

  Refer to page 8 for benchmark definition.

  Past performance is no guarantee of future results.

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4  | USAA NEW YORK MONEY MARKET FUND

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  the financial markets stabilized. Demand was strong for municipal variable-rate demand notes (VRDNs). The Bond Buyer One-Year Note Index averaged 0.71% during the period. The SIFMA Municipal Swap Index, the index of seven-day VRDNs, started the reporting period at 0.54% on April 1, 2009, reached a low of 0.27% on July 8, 2009, and ended the reporting period at 0.34%.

o WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

  In order to try and maintain the safety and liquidity of your Fund, we concentrated our purchases in VRDNs. A majority of the VRDNs owned by the Fund possess a feature guaranteeing the payment of both principal and interest. In addition, they provide flexibility because they can be sold at par value (100% of face value) with a notice of seven days or less. At the end of the reporting period, the portfolio's weighted average maturity (WAM) was 13 days.

  As always, we relied on our seasoned team of credit analysts to evaluate and monitor each of the Fund's holdings. Their hard work has enabled us to avoid credit problems in our tax-exempt money market funds in one of the most difficult credit periods in decades.

o WHAT ARE THE CONDITIONS IN THE STATE OF NEW YORK?

  The state of New York is in a recession as a result of the housing market downturn and rising unemployment. Significant job losses in the financial sector also have had a negative effect on the economies of New York City and the downstate region. Fortunately, the state

  The Bond Buyer One-Year Note Index is based on estimated yields for theoretical new one-year note issues from 10 state and local issuers:
  California, Colorado, Idaho, Los Angeles County, Michigan, New Jersey, New York City, Pennsylvania, Texas, and Wisconsin. The index is an unweighted average of the average estimated bid-side yields for the 10 issues.

  The Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index, produced by Municipal Market Data, is a seven-day high-grade market index comprised of tax-exempt variable-rate demand obligations from Municipal Market Data's extensive database.

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                                           MANAGERS' COMMENTARY ON THE FUND |  5

================================================================================

  has been able to close a significant budget gap caused by a large decline in tax revenues. New York's debt burden remains higher than average, but we expect federal stimulus money to help alleviate 2010 budgetary pressures. At the end of the reporting period, the state's general obligation bonds were rated Aa3 by Moody's Investors Service, AA by Standard & Poor's Rating Services, and AA- by Fitch Ratings Ltd.

o WHAT IS THE OUTLOOK?

  We expect the Fed to continue supporting the U.S. economy and the credit markets. With no immediate threat of inflation, short-term rates are likely to remain low until at least the middle of 2010. Once rate increases begin, we believe they will be gradual with the shortest maturities benefiting first.

  We will continue to focus on maintaining the safety and liquidity of your Fund, while striving to maximize the tax-exempt income you receive. To make the Fund as tax efficient as possible, we will also continue to avoid issues subject to the alternative minimum tax, also known as the AMT, for individuals.

  Thank you for the confidence you have placed in us.

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6  | USAA NEW YORK MONEY MARKET FUND

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INVESTMENT OVERVIEW

USAA NEW YORK MONEY MARKET FUND
(Ticker Symbol: UNYXX)

--------------------------------------------------------------------------------
                                            9/30/09                   3/31/09
--------------------------------------------------------------------------------
Net Assets                              $140.1 Million            $150.5 Million
Net Asset Value Per Share                    $1.00                     $1.00
Dollar-Weighted Average
Portfolio Maturity                          13 Days                   12 Days

Dollar-weighted average portfolio maturity is obtained by multiplying the dollar value of each investment by the number of days left to its maturity, then adding those figures together and dividing them by the total dollar value of the Fund's portfolio.

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           AVERAGE ANNUAL TOTAL RETURNS AND 7-DAY YIELD AS OF 9/30/09
--------------------------------------------------------------------------------
3/31/09 to 9/30/09       1 Year       5 Years       10 Years         7-Day Yield
      0.29%*              0.91%        2.14%          1.94%             0.33%

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

Total return equals income return and assumes reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Yields and returns fluctuate. The seven-day yield quotation more closely reflects current earnings of the Fund than the total return quotation.

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                                                        INVESTMENT OVERVIEW |  7

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                           o 7-DAY YIELD COMPARISON o

                        [CHART OF 7-DAY YIELD COMPARISON]

                       USAA NEW YORK MONEY MARKET FUND         IMONEYNET AVERAGE
 9/29/2008                          5.50%                            5.11%
10/27/2008                          2.42                             1.73
11/24/2008                          1.30                             0.72
12/29/2008                          1.02                             0.73
 1/26/2009                          0.25                             0.18
 2/23/2009                          0.42                             0.32
 3/30/2009                          0.60                             0.31
 4/27/2009                          0.86                             0.29
 5/26/2009                          0.74                             0.18
 6/29/2009                          0.70                             0.10
 7/27/2009                          0.50                             0.06
 8/24/2009                          0.42                             0.04
 9/28/2009                          0.32                             0.04

                                   [END CHART]

       Data represent the last Monday of each month. Ending date 9/28/09.

The graph tracks the USAA New York Money Market Fund's seven-day yield against iMoneyNet, Inc. state-specific New York institutional and retail state tax-free and municipal money funds, an average of money market fund yields. iMoneyNet, Inc. is an organization that tracks the performance of money market funds.

Past performance is no guarantee of future results.

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8  | USAA NEW YORK MONEY MARKET FUND

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                                TOP 10 INDUSTRIES
                                  AS OF 9/30/09
                                (% of Net Assets)

          Community Service .................................    15.5%
          Special Assessment/Tax/Fee ........................    12.6%
          Toll Roads ........................................    12.0%
          Hospital ..........................................    10.1%
          Nursing/CCRC ......................................     8.6%
          Education .........................................     8.5%
          General Obligation ................................     7.2%
          Packaged Foods & Meat .............................     5.0%
          Buildings .........................................     4.3%
          Appropriated Debt .................................     4.2%

 You will find a complete list of securities that the Fund owns on pages 12-15.

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                                                        INVESTMENT OVERVIEW |  9

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                        o  PORTFOLIO MIX -- 9/30/2009  o

                          [PIE CHART OF PORTFOLIO MIX]

        VARIABLE-RATE DEMAND NOTES                                  96.9%
        FIXED-RATE INSTRUMENTS                                       2.2%
        PUT BONDS                                                    0.9%

                                   [END CHART]

      Percentages are of the net assets of the Fund and may not equal 100%.

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10  | USAA NEW YORK MONEY MARKET FUND

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                      o CUMULATIVE PERFORMANCE OF $10,000 o

                        [CHART OF CUMULATIVE PERFORMANCE]

                                                 USAA NEW YORK MONEY MARKET FUND
  09/30/99                                                  $10000.00
  10/31/99                                                   10023.29
  11/30/99                                                   10050.68
  12/31/99                                                   10078.81
  01/31/00                                                   10104.88
  02/29/00                                                   10130.41
  03/31/00                                                   10158.58
  04/30/00                                                   10185.50
  05/31/00                                                   10223.91
  06/30/00                                                   10256.03
  07/31/00                                                   10286.58
  08/31/00                                                   10318.64
  09/30/00                                                   10349.94
  10/31/00                                                   10385.18
  11/30/00                                                   10418.31
  12/31/00                                                   10448.85
  01/31/01                                                   10476.23
  02/28/01                                                   10502.38
  03/31/01                                                   10525.66
  04/30/01                                                   10554.58
  05/31/01                                                   10580.95
  06/30/01                                                   10601.37
  07/31/01                                                   10621.49
  08/31/01                                                   10637.95
  09/30/01                                                   10652.28
  10/31/01                                                   10667.63
  11/30/01                                                   10680.05
  12/31/01                                                   10690.06
  01/31/02                                                   10698.48
  02/28/02                                                   10706.07
  03/31/02                                                   10714.22
  04/30/02                                                   10723.63
  05/31/02                                                   10734.07
  06/30/02                                                   10741.50
  07/31/02                                                   10749.24
  08/31/02                                                   10757.59
  09/30/02                                                   10765.79
  10/31/02                                                   10776.02
  11/30/02                                                   10785.17
  12/31/02                                                   10792.31
  01/31/03                                                   10798.37
  02/28/03                                                   10804.47
  03/31/03                                                   10810.31
  04/30/03                                                   10817.07
  05/31/03                                                   10824.34
  06/30/03                                                   10829.52
  07/31/03                                                   10832.97
  08/31/03                                                   10836.79
  09/30/03                                                   10841.12
  10/31/03                                                   10845.58
  11/30/03                                                   10850.24
  12/31/03                                                   10855.47
  01/31/04                                                   10859.63
  02/29/04                                                   10863.33
  03/31/04                                                   10867.30
  04/30/04                                                   10872.21
  05/31/04                                                   10876.62
  06/30/04                                                   10881.21
  07/31/04                                                   10885.95
  08/31/04                                                   10891.60
  09/30/04                                                   10899.28
  10/31/04                                                   10909.69
  11/30/04                                                   10919.57
  12/31/04                                                   10930.62
  01/31/05                                                   10940.87
  02/28/05                                                   10952.21
  03/31/05                                                   10964.82
  04/30/05                                                   10981.96
  05/31/05                                                   11001.60
  06/30/05                                                   11017.62
  07/31/05                                                   11033.16
  08/31/05                                                   11050.84
  09/30/05                                                   11070.27
  10/31/05                                                   11088.72
  11/30/05                                                   11109.81
  12/31/05                                                   11135.16
  01/31/06                                                   11156.43
  02/28/06                                                   11178.16
  03/31/06                                                   11203.39
  04/30/06                                                   11227.61
  05/31/06                                                   11255.02
  06/30/06                                                   11285.64
  07/31/06                                                   11312.59
  08/31/06                                                   11340.94
  09/30/06                                                   11369.85
  10/31/06                                                   11397.29
  11/30/06                                                   11425.50
  12/31/06                                                   11457.23
  01/31/07                                                   11484.60
  02/28/07                                                   11511.61
  03/31/07                                                   11542.03
  04/30/07                                                   11570.99
  05/31/07                                                   11602.92
  06/30/07                                                   11633.89
  07/31/07                                                   11663.10
  08/31/07                                                   11697.25
  09/30/07                                                   11725.56
  10/31/07                                                   11755.28
  11/30/07                                                   11785.63
  12/31/07                                                   11814.12
  01/31/08                                                   11839.96
  02/29/08                                                   11860.35
  03/31/08                                                   11883.95
  04/30/08                                                   11903.60
  05/31/08                                                   11925.47
  06/30/08                                                   11941.09
  07/31/08                                                   11957.23
  08/31/08                                                   11975.02
  09/30/08                                                   12005.86
10/31/2008                                                   12043.20
11/30/2008                                                   12055.71
12/31/2008                                                   12066.44
01/31/2009                                                   12070.32
02/28/2009                                                   12073.94
03/31/2009                                                   12079.15
04/30/2009                                                   12086.62
05/31/2009                                                   12094.67
06/30/2009                                                   12101.25
07/31/2009                                                   12107.15
08/31/2009                                                   12111.48
09/30/2009                                                   12114.60

                                   [END CHART]

                       Data from 9/30/99 through 9/30/09.

The graph illustrates the performance of a hypothetical $10,000 investment in the USAA New York Money Market Fund.

Past performance is no guarantee of future results. The cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on reinvested net investment income and realized capital gain distributions or on the redemption of fund shares. Some income may be subject to federal, state, or local taxes, or to the federal alternative minimum tax. For seven-day yield information, please refer to the Fund's Investment Overview.

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                                                       INVESTMENT OVERVIEW |  11

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PORTFOLIO OF INVESTMENTS

September 30, 2009 (unaudited)

--------------------------------------------------------------------------------

o CATEGORIES AND DEFINITIONS

  VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

  PUT BONDS -- provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

  FIXED-RATE INSTRUMENTS -- consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

  CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

  The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the

================================================================================

12  | USAA NEW YORK MONEY MARKET FUND

================================================================================

  time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

  (INS)    Principal and interest payments are insured by one of the following:
           Assured Guaranty Corp., Berkshire Hathaway Assurance Corp., or Financial Security Assurance, Inc. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

  (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Bank of America, N.A., Citibank, N.A., Citigroup, Inc., Dexia Credit Local, JPMorgan Chase & Co., JPMorgan Chase Bank, N.A., or Morgan Stanley.

  (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

o PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

  IDA      Industrial Development Authority/Agency

  MTA      Metropolitan Transportation Authority

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                                                  PORTFOLIO OF INVESTMENTS |  13

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INVESTMENTS

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                  COUPON          FINAL        VALUE
(000)       SECURITY                                                     RATE         MATURITY       (000)
----------------------------------------------------------------------------------------------------------
            VARIABLE-RATE DEMAND NOTES (96.9%)

            NEW YORK (88.7%)
$ 4,115     Albany IDA (LOC - RBS Citizens, N.A.)                        1.95%        5/01/2035   $  4,115
  1,600     Broome County IDA (LOC - Manufacturers & Traders Trust Co.)  0.45         7/01/2023      1,600
  2,750     Chautauqua County IDA (LOC - PNC Bank, N.A.)                 0.37         8/01/2030      2,750
  6,000     Chautauqua County IDA (LOC - PNC Bank, N.A.)                 0.42        12/01/2031      6,000
  6,000     Dormitory Auth. (LIQ)(LOC - Dexia Credit Local)(a)           1.28         5/15/2022      6,000
  5,470     Dormitory Auth. (LOC - Allied Irish Banks plc)               0.70         9/01/2026      5,470
  5,340     Dormitory Auth. (LOC - Key Bank, N.A.)                       1.30         7/01/2038      5,340
  2,045     Dutchess County IDA (LOC - JPMorgan Chase Bank, N.A.)        0.50        10/01/2017      2,045
  5,895     Erie County IDA (INS)(LIQ)(a)                                0.43        11/01/2015      5,895
  5,850     Erie County IDA (LOC - Sovereign Bank)                       1.58        11/15/2036      5,850
  4,895     Essex County IDA (LOC - Key Bank, N.A.)                      1.30         3/01/2032      4,895
  4,735     Monroe County IDA (LOC - Manufacturers & Traders Trust Co.)  0.60        12/01/2034      4,735
  4,000     MTA (INS)(LIQ)(a)                                            0.38         3/01/2012      4,000
  1,300     MTA (LIQ)(INS)                                               0.60        11/01/2022      1,300
  6,555     New York City (LIQ)(LOC - Dexia Credit Local)(a)             1.27         2/01/2016      6,555
  1,115     New York City IDA (LOC - Manufacturers & Traders Trust Co.)  0.60        12/01/2027      1,115
  5,955     New York City Municipal Water Finance Auth. (LIQ)(a)         0.43         6/15/2013      5,955
  4,500     New York City Transitional Finance Auth. (LIQ)(a)            0.36        11/01/2030      4,500
  5,200     Oneida County IDA (LOC - Manufacturers & Traders Trust Co.)  0.45         6/01/2030      5,200
  4,600     Oneida County IDA (LOC - RBS Citizens, N.A.)                 1.80         7/01/2037      4,600
  5,000     Onondaga County IDA (LOC - RBS Citizens, N.A.)               1.60        11/01/2025      5,000
  2,000     Ontario County IDA (LOC - ABN AMRO Bank N.V.)                1.40         3/01/2028      2,000
  3,000     Port Auth. of New York and New Jersey                        0.46        11/16/2012      3,000
  3,620     Syracuse IDA (LOC - Key Bank, N.A.)                          2.25         1/01/2023      3,620
  4,795     Thruway Auth. (LIQ)(a)                                       0.48         4/01/2013      4,795
 12,000     Triborough Bridge and Tunnel Auth.
              (LOC - Bayerische Landesbank)                              0.40         1/01/2032     12,000
  5,060     Wayne County IDA (LOC - ABN AMRO Bank N.V.)                  1.40         6/01/2012      5,060
    920     Westchester County IDA (LOC - JPMorgan Chase Bank, N.A.)     0.50        10/01/2028        920
                                                                                                  --------
                                                                                                   124,315
                                                                                                  --------

================================================================================

14  | USAA NEW YORK MONEY MARKET FUND

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                  COUPON          FINAL        VALUE
(000)       SECURITY                                                     RATE         MATURITY       (000)
----------------------------------------------------------------------------------------------------------
            PUERTO RICO (8.2%)
$ 3,500     Commonwealth (LIQ)(LOC - Bank of America, N.A.)(a)           0.80%        7/01/2011   $  3,500
  3,000     Highway and Transportation Auth.
              (LIQ)(LOC - Citigroup, Inc.)(a)                            1.25        12/03/2009      3,000
  5,000     Highway and Transportation Auth. (INS)(LIQ)(a)               0.95         7/01/2041      5,000
                                                                                                  --------
                                                                                                    11,500
                                                                                                  --------
            Total Variable-Rate Demand Notes (cost: $135,815)                                      135,815
                                                                                                  --------
            PUT BONDS (0.9%)

            PUERTO RICO (0.9%)
  1,280     Industrial, Medical and Environmental Pollution
              Control Facilities Financing Auth. (cost: $1,280)          2.00         3/01/2023      1,280
                                                                                                  --------
            FIXED-RATE INSTRUMENTS (2.2%)

            NEW YORK (2.2%)
  3,000     Erie County Fiscal Stability Auth. (cost: $3,021)            2.00         5/19/2010      3,021
                                                                                                  --------

            TOTAL INVESTMENTS (COST: $140,116)                                                    $140,116
                                                                                                  ========

---------------------------------------------------------------------------------------------------
($ IN 000s)                                        VALUATION HIERARCHY
---------------------------------------------------------------------------------------------------
                                         (LEVEL 1)            (LEVEL 2)       (LEVEL 3)
                                     QUOTED PRICES    OTHER SIGNIFICANT     SIGNIFICANT
                                 IN ACTIVE MARKETS           OBSERVABLE    UNOBSERVABLE
                              FOR IDENTICAL ASSETS               INPUTS          INPUTS       TOTAL
---------------------------------------------------------------------------------------------------
Variable-Rate Demand Notes                      $-             $135,815              $-    $135,815
Put Bonds                                        -                1,280               -       1,280
Fixed-Rate Instruments                           -                3,021               -       3,021
---------------------------------------------------------------------------------------------------
Total                                           $-             $140,116              $-    $140,116
---------------------------------------------------------------------------------------------------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2009 (unaudited)

--------------------------------------------------------------------------------

o GENERAL NOTES

  Values of securities are determined by procedures and practices discussed in
  Note 1 to the financial statements.

  The cost of securities at September 30, 2009, for federal income tax purposes, was approximately the same as that reported in the financial statements.

  The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o SPECIFIC NOTES

  (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

See accompanying notes to financial statements.

================================================================================

16  | USAA NEW YORK MONEY MARKET FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

September 30, 2009 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities (amortized cost approximates market value)        $140,116
  Cash                                                                              94
  Receivables:
    Capital shares sold                                                             68
    USAA Investment Management Company (Note 4D)                                     2
    Interest                                                                       231
                                                                              --------
      Total assets                                                             140,511
                                                                              --------
LIABILITIES
  Payables:
    Capital shares redeemed                                                        299
  Accrued management fees                                                           40
  Accrued transfer agent's fees                                                      6
  Other accrued expenses and payables                                               34
                                                                              --------
      Total liabilities                                                            379
                                                                              --------
        Net assets applicable to capital shares outstanding                   $140,132
                                                                              ========
NET ASSETS CONSIST OF:
  Paid-in capital                                                             $140,053
  Accumulated net realized gain on investments                                      79
                                                                              --------
        Net assets applicable to capital shares outstanding                   $140,132
                                                                              ========
  Capital shares outstanding, unlimited number of shares
    authorized, no par value                                                   140,053
                                                                              ========
  Net asset value, redemption price, and offering price per share             $   1.00
                                                                              ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  17

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended September 30, 2009 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest income                                                          $892
                                                                           ----
EXPENSES
  Management fees                                                           252
  Administration and servicing fees                                          73
  Transfer agent's fees                                                      53
  Custody and accounting fees                                                12
  Postage                                                                     2
  Shareholder reporting fees                                                  6
  Trustees' fees                                                              5
  Professional fees                                                          31
  Guarantee program fee (Note 1F)                                            27
  Other                                                                       5
                                                                           ----
      Total expenses                                                        466
  Expenses reimbursed                                                        (2)
                                                                           ----
      Net expenses                                                          464
                                                                           ----
NET INVESTMENT INCOME                                                       428
                                                                           ----
NET REALIZED GAIN ON INVESTMENTS
  Net realized gain                                                          31
                                                                           ----
  Increase in net assets resulting from operations                         $459
                                                                           ====

See accompanying notes to financial statements.

================================================================================

18  | USAA NEW YORK MONEY MARKET FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended September 30, 2009 (unaudited), and year ended March 31, 2009

--------------------------------------------------------------------------------

                                                                     9/30/2009        3/31/2009
-----------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                               $    428        $   2,349
  Net realized gain on investments                                          31               51
                                                                      -------------------------
     Increase in net assets resulting from operations                      459            2,400
                                                                      -------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                   (428)          (2,349)
  Net realized gains                                                         -               (6)
                                                                      -------------------------
     Distributions to shareholders                                        (428)          (2,355)
                                                                      -------------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                             38,753          196,036
  Reinvested dividends                                                     423            2,332
  Cost of shares redeemed                                              (49,568)        (176,070)
                                                                      -------------------------
     Increase (decrease) in net assets from capital
        share transactions                                             (10,392)          22,298
                                                                      -------------------------
  Net increase (decrease) in net assets                                (10,361)          22,343

NET ASSETS
  Beginning of period                                                  150,493          128,150
                                                                      -------------------------
  End of period                                                       $140,132        $ 150,493
                                                                      =========================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                           38,753          196,036
  Shares issued for dividends reinvested                                   423            2,332
  Shares redeemed                                                      (49,568)        (176,070)
                                                                      -------------------------
     Increase (decrease) in shares outstanding                         (10,392)          22,298
                                                                      =========================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  19

================================================================================

NOTES TO FINANCIAL STATEMENTS

September 30, 2009 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this semiannual report pertains only to the USAA New York Money Market Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide New York investors with a high level of current interest income that is exempt from federal income tax and New York State and New York City personal income taxes, with a further objective of preserving capital and maintaining liquidity.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

    2. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value (NAV) approved by the Trust's Board of Trustees.

================================================================================

20  | USAA NEW YORK MONEY MARKET FUND

================================================================================

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  21

================================================================================

    respective securities using the straight-line method. The Fund concentrates its investments in New York tax-exempt securities and, therefore, may be exposed to more credit risk than portfolios with a broader geographical diversification.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.

F. GUARANTEE PROGRAM -- Subject to certain terms and conditions, the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds (the Program) provided coverage to shareholders for amounts held in participating money market funds as of the close of business on September 19, 2008, for the term of the Program of September 19, 2008, through September 18, 2009 (Program Term). The Fund was responsible for payment of fees required to continue its participation in the Program without regard to any waivers or expense limitations in effect for the Fund. The participation fee for the Program Term was 0.04% of the number of shares outstanding of the Fund as of September 19, 2008. For the six-month period ended September 30, 2009, the Fund recorded $27,000, as guarantee program fee on the statement of operations. Effective September 18, 2009, the Program has expired.

G. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended September 30, 2009, custodian and other bank credits reduced the Fund's expenses by less than $500.

================================================================================

22  | USAA NEW YORK MONEY MARKET FUND

================================================================================

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the amount of the committed loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended September 30, 2009, the Fund paid CAPCO facility fees of $1,000, which represents 0.4% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended September 30, 2009.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2010, in accordance with applicable tax law.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period ended September 30, 2009, the Fund did not incur any income tax, interest, or penalties. As of September 30, 2009, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax years ended March 31, 2006, through March 31, 2009, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio pursuant to an Advisory Agreement. Management fees are accrued daily and paid monthly as a percentage of aggregate average net assets of the USAA New York Bond and USAA New York Money Market funds combined, which on an annual basis is equal to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100 million. These fees are allocated on a proportional basis to each Fund monthly based upon average net assets. For the six-month period ended September 30, 2009, the Fund

================================================================================

24  | USAA NEW YORK MONEY MARKET FUND

================================================================================

    incurred total management fees, paid or payable to the Manager, of $252,000, resulting in an effective annualized management fee of 0.35% of the Fund's average net assets for the same period.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets. For the six-month period ended September 30, 2009, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $73,000.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended September 30, 2009, the Fund reimbursed the Manager $4,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended September 30, 2009, the Fund incurred transfer agent's fees, paid or payable to SAS, of $53,000.

D. EXPENSE LIMITATION -- The Manager has voluntarily agreed to limit the annual expenses of the Fund to 0.60% of its average annual net assets, excluding extraordinary expenses, such as the guarantee program fee, and before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. The Manager may modify or terminate this voluntary agreement at any time. For the six-month period ended September 30, 2009, the Fund incurred reimbursable expenses of $2,000, all of which were receivable from the Manager.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

E. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(5) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(6) SUBSEQUENT EVENTS

Events or transactions that occur after the balance sheet date but before the financial statements are issued are categorized as recognized or non-recognized for financial statement purposes. The Manager has evaluated subsequent events through November 17, 2009, the date the financial statements were issued, and has determined there were no events that required recognition or disclosure in the Fund's financial statements. Subsequent events that will affect future financial statements are as follows:

The Manager has voluntarily agreed, on a temporary basis, to reimburse management, administrative, or other fees to limit the Fund's expenses in order to distribute a minimum annualized daily yield of 0.01%. The Manager can modify or terminate this arrangement at any time.

(7) NEW ACCOUNTING PRONOUNCEMENT

    DERIVATIVES AND HEDGING -- In March 2008, the Financial Accounting Standards Board issued an accounting standard that requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The accounting standard is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Manager has evaluated the accounting standard, and due to the Fund's investment restrictions pertaining to derivative instruments, has determined that there is no impact on the Fund's financial statement disclosures.

================================================================================

26  | USAA NEW YORK MONEY MARKET FUND

================================================================================

(8) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                        SIX-MONTH
                                       PERIOD ENDED
                                       SEPTEMBER 30,                         YEAR ENDED MARCH 31,
                                       ------------------------------------------------------------------------------
                                           2009          2009          2008          2007         2006           2005
                                       ------------------------------------------------------------------------------
Net asset value at
 beginning of period                   $   1.00      $   1.00      $   1.00      $   1.00      $  1.00        $  1.00
                                       ------------------------------------------------------------------------------
Income from
 investment operations:
 Net investment income                      .00(a)        .02           .03           .03          .02            .01
 Net realized gain                            -           .00(a)        .00(a)        .00(a)         -              -
                                       ------------------------------------------------------------------------------
Total from investment operations            .00(a)        .02           .03           .03          .02            .01
                                       ------------------------------------------------------------------------------
Less distributions from:
 Net investment income                     (.00)(a)      (.02)         (.03)         (.03)        (.02)          (.01)
 Realized capital gains                       -          (.00)(a)      (.00)(a)         -            -              -
                                       ------------------------------------------------------------------------------
Total distributions                        (.00)(a)      (.02)         (.03)         (.03)        (.02)          (.01)
                                       ------------------------------------------------------------------------------
Net asset value at end of period       $   1.00      $   1.00      $   1.00      $   1.00      $  1.00        $  1.00
                                       ==============================================================================
Total return (%)*                           .29          1.64          2.97          3.03(b)      2.16            .90
Net assets at end of period (000)      $140,132      $150,493      $128,150      $105,847      $84,046        $82,631
Ratios to average
 net assets:**
 Expenses including
   guarantee program fee (%)
   Including reimbursements(c)              .64(d)        .62           .60           .60(b)       .60            .60
   Excluding reimbursements(c)              .64(d)        .63           .61           .69(b)       .64            .64
 Expenses excluding
   guarantee program fee (%)
   Including reimbursements(c)              .60(d)        .60           .60           .60(b)       .60            .60
   Excluding reimbursements(c)              .60(d)        .61           .61           .69(b)       .64            .64
 Net investment income (%)                  .59(d)       1.61          2.90          2.99         2.14            .90

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the iMoneyNet reported return.
 ** For the six-month period ended September 30, 2009, average net assets were $145,397,000.
(a) Represents less than $0.01 per share.
(b) For the year ended March 31, 2007, the Manager voluntarily reimbursed the Fund for excise tax expense incurred.
    The reimbursement had no effect on the Fund's total return or ratio of expenses to average net assets.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly.
    The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                           (.00%)(+)     (.00%)(+)     (.00%)(+)     (.01%)       (.01%)         (.00%)(+)
    +  Represents less than 0.01% of average net assets.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

EXPENSE EXAMPLE

September 30, 2009 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2009, through September 30, 2009.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this

================================================================================

28  | USAA NEW YORK MONEY MARKET FUND

================================================================================

information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.


                                                                       EXPENSES PAID
                                  BEGINNING            ENDING          DURING PERIOD*
                                ACCOUNT VALUE      ACCOUNT VALUE       APRIL 1, 2009 -
                                APRIL 1, 2009   SEPTEMBER 30, 2009   SEPTEMBER 30, 2009
                                -------------------------------------------------------
Actual                            $1,000.00          $1,002.90              $3.21

Hypothetical
 (5% return before expenses)       1,000.00           1,021.86               3.24

* Expenses are equal to the Fund's annualized expense ratio of 0.64%, which is net of any reimbursements and expenses paid indirectly and includes extraordinary expenses, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 0.29% for the six-month period of April 1, 2009, through September 30, 2009.

================================================================================

                                                           EXPENSE EXAMPLE |  29

================================================================================

ADVISORY AGREEMENT

September 30, 2009 (unaudited)

--------------------------------------------------------------------------------

At a meeting of the Board of Trustees (the Board) held on April 16, 2009, the Board, including the Trustees who are not "interested persons" of the Trust (the Independent Trustees), approved the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present. At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is

================================================================================

30  | USAA NEW YORK MONEY MARKET FUND

================================================================================

given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES -- In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of its duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution,"

================================================================================

                                                        ADVISORY AGREEMENT |  31

================================================================================

also was considered. The Manager's role in coordinating the activities of the Fund's other service providers was also considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund. The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE -- In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes the Fund and all other no-load retail open-end investment companies in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate -- which includes advisory and administrative services and the effects of any fee waivers or reimbursements -- was the median of its expense group and above the median of its expense universe. The data indicated that the Fund's total expense ratio, after reimbursements, was below the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by the

================================================================================

32  | USAA NEW YORK MONEY MARKET FUND

================================================================================

Manager and its affiliates, including the nature and high quality of the services provided by the Manager. The Board also noted the level and method of computing the management fee. The Trustees also took into account the Manager's current undertakings to maintain expense limitations for the Fund.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional New York tax-exempt money market funds regardless of asset size or primary channel of distribution. This comparison indicated that the Fund's performance was above the average of its performance universe and its Lipper index for the one-, three-, and five-year periods ended December 31, 2008. The Board also noted that the Fund's percentile performance ranking was in the top 5% of its performance universe for the one-year period ended December 31, 2008, and in the top 40% of its performance universe for the three- and five-year periods ended December 31, 2008.

COMPENSATION AND PROFITABILITY -- The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses, noting that the Manager has reimbursed a portion of its management fee for the Fund. In reviewing the overall profitability of the management fee to the Manager, the Board also

================================================================================

                                                        ADVISORY AGREEMENT |  33

================================================================================

considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE -- The Board noted that the Fund has advisory fee breakpoints that allow the Fund to participate in economies of scale and that such economies of scale currently were reflected in the advisory fee. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that the Fund may realize additional economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS -- The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund is reasonable. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

34  | USAA NEW YORK MONEY MARKET FUND

================================================================================

TRUSTEES                     Christopher W. Claus
                             Barbara B. Dreeben
                             Robert L. Mason, Ph.D.
                             Barbara B. Ostdiek, Ph.D.
                             Michael F. Reimherr
                             Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,               USAA Investment Management Company
INVESTMENT ADVISER,          P.O. Box 659453
UNDERWRITER, AND             San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT               USAA Shareholder Account Services
                             9800 Fredericksburg Road
                             San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                State Street Bank and Trust Company
ACCOUNTING AGENT             P.O. Box 1713
                             Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                  Ernst & Young LLP
REGISTERED PUBLIC            100 West Houston St., Suite 1800
ACCOUNTING FIRM              San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                  Under "Products & Services"
SELF-SERVICE 24/7            click "Investments," then
AT USAA.COM                  "Mutual Funds"

OR CALL                      Under "My Accounts" go to
(800) 531-USAA               "Investments." View account balances,
        (8722)               or click "I want to...," and select
                             the desired action.
--------------------------------------------------------------------------------

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

      USAA
      9800 Fredericksburg Road                              --------------
      San Antonio, TX 78288                                    PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------
>> SAVE PAPER AND FUND COSTS
   At USAA.COM click: MY DOCUMENTS
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   =============================================================================
   39610-1109                                (C)2009, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended September 30, 2009

By:*     CHRISTOPHER P. LAIA
         -----------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    NOVEMBER 20, 2009
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    NOVEMBER 23, 2009
         ------------------------------


By:*     ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    NOVEMBER 23, 2009
         ------------------------------


*Print the name and title of each signing officer under his or her signature.